Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions with significant shareholders their affiliates and other related parties
Sales & other services	$ 269	$ 322	$ 356
Research and development expenses	(235)	(206)	(201)
Other purchases	(60)	(94)	(167)
Accounts receivable	54	53	58
Accounts payable	42	63	60
Related Party Transactions (Textual) [Abstract]
Contributed cash amounts to ST Foundation	1	1
ST-Ericsson AT (JVD) [Member]
Transactions with significant shareholders their affiliates and other related parties
Research and development expenses	(194)	(136)
Accounts payable	$ 23	$ 21